General	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	RADCOM Ltd. (the "Company") is an Israeli corporation which provides NFV and 5G-ready service assurance, cloud-native network intelligence solutions for Communication Service Providers ("CSPs"). The Company's solutions include RADCOM Service Assurance, a fully virtualized, on-demand service assurance solution that integrates an automated, and efficient data acquisition layer of virtual probes with a smart mediation layer thus providing critical customer and service insights; RADCOM Network Visibility, a cloud-native network packet broker and filtering solution that allows CSPs to manage network traffic at scale across multiple cloud environments and control the visibility layer to perform dynamic, on-demand analysis of select datasets; and RADCOM Network Insights, a business intelligence solution offering smart insights for multiple use cases, enabled by data captured and correlated through RADCOM Network Visibility and RADCOM Service Assurance. The Company specializes in solutions for next-generation mobile and fixed networks, including LTE, LTE-A, VoLTE, IMS, VoIP, WiFi, VoWiFi, UMTS/GSM, mobile broadband and 5G. The Company's shares (the "Ordinary Shares") are listed on the Nasdaq Capital Market under the symbol "RDCM".

The Company has wholly-owned subsidiaries in the United States and Brazil, that are primarily engaged in the sales, marketing, deployment and customer support of the Company's products in United States and Brazil. The Company also has a wholly-owned subsidiary in India, that primarily provides marketing, customer support and development services worldwide. Additionally, the Company has a wholly-owned subsidiary in Israel solely established for the purpose of making various investments, including securities purchases.

b.	The Company depends on a limited number of contract customers for selling its solution. If these customers become unable or unwilling to continue to buy the Company's solution, it could adversely affect the Company's results of operations and financial position.

During the six-month period ended June 30, 2019 the Company had one customer in the United States and one in Japan that amounted 52% and 24%, respectively, of the total consolidated revenues. During the six month period ended June 30, 2018, the Company had one customer in the United States and one in the Philippines that amounted 37% and 26%, respectively, of the total consolidated revenues.

The loss of any major customer, a significant decrease in business from any such customer or a reduction in customer revenue due to adverse changes in the market, economic or competitive conditions or other factors could have a material adverse effect on the Company's business, results of operations and financial condition.